Other Operating Expenses - Litigation costs - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Profit From Operations [Line Items]
Litigation expense included in other operating expense	£ 2,486		£ 2,783		£ 2,163
All Litigations | Engle and Other Litigations Costs
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses	54		87		£ 236
R J Reynolds Tobacco Company | Payment Obligation | Florida, Texas, Minnesota and Mississippi
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses			400
R J Reynolds Tobacco Company | Payment Obligation | Florida
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses			188
Litigation expense included in other operating expense | $				$ 241
R J Reynolds Tobacco Company | Payment Obligation | Texas, Minnesota and Mississippi
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses			£ 212
R J Reynolds Tobacco Company | Final Resolution | Texas and Minnesota
Profit From Operations [Line Items]
Litigation expense included in other operating expense	£ 12	$ 17